Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	2021	2020
Intangible assets subject to amortization:
Software for internal use	¥113,345	¥84,152
Reacquired franchise rights	19,343	17,973
Customer relationship	180,000	―
Trademark	160,000	―
Other	750	750
Total	473,438	102,875
Accumulated amortization	(82,769)	(44,330)
Net carrying amount	390,669	58,545

Intangible assets not subject to amortization:
Trademark	―	38,922
Goodwill	600,329	150,720
Telephone rights	369	148
Total	600,698	189,790
Total intangible assets	¥991,367	¥248,335

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2022	¥76,336
2023	65,756
2024	55,641
2025	41,919
2026	39,570
Thereafter	111,447
Total	¥390,669

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2019	¥78,282
Acquisitions of relaxation salons*¹	72,438
Balance at December 31, 2020	150,720
Acquisitions of relaxation salons*¹	185,263
Acquisition of SAWAN’s shares*³	110,881
Acquisition of ZACC’s shares*²	167,241
Sale of directly-owned salons, and closure of directly-owned salons	(13,776)
Balance at December 31, 2021	¥600,329
*1	Acquisitions for the years ended December 31, 2021 and 2020 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.
*2	Acquisition for the year ended December 31, 2021 relates to ZACC’s shares acquisition in the luxury beauty segment. Refer to Note 2.
*3	Acquisition for the year ended December 31, 2021 relates to SAWAN’s shares acquisitions in the relaxation salon segment. Refer to Note 2.